CONSOLIDATED STATEMENT OF INCOME - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUE	$ 688,543,000	$ 393,692,000	$ 628,907,000
Commodity risk management contracts (loss) gain	(109,191,000)	8,081,000	(22,523,000)
Production and operating costs	(212,790,000)	(125,072,000)	(168,964,000)
Geological and geophysical expenses	(7,891,000)	(14,951,000)	(18,593,000)
Administrative expenses	(46,828,000)	(50,315,000)	(60,818,000)
Selling expenses	(8,730,000)	(5,844,000)	(14,113,000)
Depreciation	(88,969,000)	(118,073,000)	(105,532,000)
Write-off of unsuccessful exploration efforts	(12,262,000)	(52,652,000)	(18,290,000)
Impairment loss for non-financial assets, net	(4,334,000)	(133,864,000)	(7,559,000)
Other expenses	(11,739,000)	(11,665,000)	(1,840,000)
OPERATING PROFIT (LOSS)	185,809,000	(110,663,000)	210,675,000
Financial expenses	(64,112,000)	(64,582,000)	(41,070,000)
Financial income	1,652,000	3,166,000	2,360,000
Foreign exchange gain (loss)	5,049,000	(13,008,000)	(2,446,000)
PROFIT (LOSS) BEFORE INCOME TAX	128,398,000	(185,087,000)	169,519,000
Income tax expense	(67,271,000)	(47,863,000)	(111,762,000)
PROFIT (LOSS) FOR THE YEAR	61,127,000	(232,950,000)	57,757,000
Attributable to:
Owners of the Company	$ 61,127,000	$ (232,950,000)	$ 57,757,000
Earnings (Losses) per share (in US$). Basic	$ 1.00	$ (3.84)	$ 0.96
Earnings (Losses) per share (in US$). Diluted	$ 0.99	$ (3.84)	$ 0.92